Note Payable and Convertible Notes	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Note Payable and Convertible Notes [Abstract]
Note Payable and Convertible Notes
Note 4 – Note Payable

        On December 28, 2012, the Company entered into a premium finance agreement to pay a $140,000 premium for its director and officer liability insurance policy. Pursuant to the agreement, the Company paid a down payment of $28,000 in January 2013 and has to pay $12,636 in monthly installment for nine months. As of June 30, 2013, the outstanding balance related to the premium finance agreement was $36,950.  The Company has paid $103,050 of the principal during 2013.

Note 5 – Note Payable and Convertible Notes

Note Payable

        On December 28, 2012, the Company entered into a premium finance agreement to pay $140,000 premium of its director and officer insurance policy. Pursuant to the agreement, the Company paid a down payment of $28,000 in January 2013 and has to pay $12,636 in monthly installment for nine months. As of December 31, 2012, outstanding balance related to the premium finance agreement was $140,000.

Convertible Notes

        On December 27, 2011, the Company completed a private offering of 8% Senior Subordinated Unsecured Convertible Promissory Notes (“Convertible Notes”) in the amount of $900,000 and received net proceeds of $750,000. The convertible notes were issued at 83.33% of the principal amount resulting in an original issue discount of $150,000. The Convertible Notes mature one year from the date of issuance. Interest accrues at the rate of 8% per year on the outstanding principal amount, accrued semi-annually and to be paid at maturity.

        The principal amount of the Convertible Notes and accrued interest are automatically converted to common stock at the earlier of: (1) the effective date of a Qualified Public Offering, (2) a Public Company Transaction, defined as (i) a reverse merger or similar transaction between the Company and a corporation whose securities are publicly traded in the United States or other jurisdiction mutually agreed between the Company and Placement Agent, or (ii) the quotation of the Company’s securities for purchase and sale on a U.S. quotation service, or (iii) the filing with an applicable regulatory body which will result in the Company becoming an entity whose securities are traded on a public exchange in the U.S. or other mutually agreed upon jurisdiction, or (3) the acquisition or receipt by the Company of no less than $4,000,000 of gross proceeds in subsequent offerings of its common stock or equivalents following the issuance of the Company’s stock (See Note 9) and the Convertible Notes.

        In connection with the issuance of the Convertible Notes, warrants to purchase a total of 287,061 shares of common stock were issued to investors. The Placement Agent and the Management Firm (See Note 9) were issued warrants to purchase 143,532 shares and 126,829 shares of common stock, respectively. The warrants issued to the Placement Agent are exercisable at $0.78 per share and expire on January 31, 2019.  The warrants issued to the Management Firm are exercisable at $0.01 per share and expire on January 31, 2019.

        The Company analyzed the Convertible Notes and the Warrants for derivative accounting consideration under FASB ASC 470 and determined that the investor warrants and the placement agent warrants, with a grant date fair value of $565,729 (See Note 6), qualified for accounting treatment as a financial derivative (See Note 6) and the Convertible Notes were determined to also have a beneficial conversion feature discount of $372,850 resulting from the conversion price of $0.78 per share which is below the fair value of $1.11 per share on the date of the Convertible Notes.

         The total fees, including cash payments and the fair value of the warrants issued to the Placement Agent, incurred in connection with the financing were $292,692. These fees were amortized over the life (one year) of the Convertible Notes using the straight-line method as it approximates the effective interest method.  The $150,000 original issue discount on the Convertible Notes was also amortized over the life of the Notes on a straight line basis.

        On October 23, 2012, the investors extended the note maturity date for 90 days. The maturity date of the notes has been extended to January 31, 2013, February 18, 2013 or March 27, 2013 for the 24 notes.

        On December 19, 2012, the Convertible Notes and the accrued interests were automatically converted to common stock when the Company closed on an offering of its common stock in which the gross proceeds exceeded the $4,000,000 threshold.  The Convertible Notes and accrued interest were converted into 1,252,550 shares of the Company’s common stock.

        During the years ended December 31, 2012, the Company recorded amortization expense related to the deferred financing costs and the debt discount of $252,248 and $775,637, respectively.  During the years ended December 31, 2011, the Company recorded amortization expense related to the deferred financing costs and the debt discount of $40,444 and $124,363, respectively.

        A summary of the 8% Senior Subordinated Unsecured Convertible Promissory Notes as of December 31, 2012 and 2011 are as follows:

	2012	2011

Principal amount	$900,000	$900,000
Less: original issuance discount	(150,000)	(150,000)
Less: discount related to fair value of derivative warrants	(377,150)	(377,150)
Less: discount related to the beneficial conversion feature	(372,850)	(372,850)
Add: amortization of discount	900,000	124,363
Less: principal amount converted to stock	(900,000)	-

Carrying value at December 31, 2012 and 2011, respectively	$-	$124,363